Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2020	2,348,216
Balance at Dec. 31, 2020	$ 23,482	$ 53,048,060	$ (18,472,150)	$ 34,599,392	$ 0	$ 34,599,392
Net income / (loss)	0	0	31,153,821	31,153,821	0	31,153,821
Dividends to Series B preferred shares	0	0	(1,085,902)	(1,085,902)	0	(1,085,902)
Preferred deemed dividend	$ 0	0	(665,287)	(665,287)	0	(665,287)
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	341,017
Issuance of shares sold at the market (ATM), net of issuance costs	$ 3,410	9,739,649	0	9,743,059	0	9,743,059
Issuance of shares in connection with related party loan converted to equity (in shares)	180,308
Issuance of shares in connection with related party loan converted to equity	$ 1,803	4,945,851	0	4,947,654	0	4,947,654
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	49,650
Issuance of restricted shares for stock incentive award and share-based compensation	$ 497	230,147	0	230,644	0	230,644
Balance (in shares) at Dec. 31, 2021	2,919,191
Balance at Dec. 31, 2021	$ 29,192	67,963,707	10,930,482	78,923,381	0	78,923,381
Net income / (loss)	$ 0	0	33,542,671	33,542,671	0	33,542,671
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	65,130
Issuance of shares sold at the market (ATM), net of issuance costs	$ 651	2,684,951	0	2,685,602	0	2,685,602
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	58,600
Issuance of restricted shares for stock incentive award and share-based compensation	$ 586	788,139	0	788,725	0	$ 788,725
Repurchase and cancelation of common shares (in shares)	(140,301)					(140,301)
Repurchase and cancelation of common shares	$ (1,403)	(1,997,859)	0	(1,999,262)	0	$ (1,999,262)
Balance (in shares) at Dec. 31, 2022	2,902,620
Balance at Dec. 31, 2022	$ 29,026	69,438,938	44,473,153	113,941,117	0	113,941,117
Net income / (loss)	$ 0	0	(2,908,904)	(2,908,904)	(374,068)	(3,282,972)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	59,100
Issuance of restricted shares for stock incentive award and share-based compensation	$ 591	797,393	0	797,984	0	$ 797,984
Repurchase and cancelation of common shares (in shares)	(129,303)					(129,303)
Repurchase and cancelation of common shares	$ (1,293)	(2,029,277)	0	(2,030,570)	0	$ (2,030,570)
Capital contributions made by non-controlling shareholders	0	0	0	0	10,140,000	10,140,000
Offering expenses paid	$ 0	(137,330)		(137,330)	0	(137,330)
Balance (in shares) at Dec. 31, 2023	2,832,417
Balance at Dec. 31, 2023	$ 28,324	$ 68,069,724	$ 41,564,249	$ 109,662,297	$ 9,765,932	$ 119,428,229